Loss Per Share	6 Months Ended
Jun. 30, 2024
Loss Per Share [Abstract]
LOSS PER SHARE
21	LOSS PER SHARE

The following table reflects the loss and share data used in the basic and diluted loss per share calculations:

	For the six-month period ended June 30
	(Unaudited)	(Unaudited)
	2024	2023
	USD	USD
Basic loss per share
Net loss attributable to the equity holders of the Parent	(27,666,386)	(11,954,113)
Shares used in computation:
Weighted-average shares outstanding	48,258,290	26,005,564

Basic net loss per share attributable to equity holders of the Parent	(0.57)	(0.46)

Diluted loss per share
Net loss attributable to the equity holders of the Parent	(27,666,386)	(11,954,113)
Shares used in computation:
Weighted-average shares outstanding	48,258,290	26,005,564

Diluted net loss per share attributable to equity holders of the Parent	(0.57)	(0.46)

There have been no other transactions involving ordinary shares or potential ordinary shares between the reporting date and the date of authorization of these condensed interim consolidated financial statements.

As the Group was loss-making in all periods presented in these condensed interim consolidated financial statements, potentially dilutive instruments all have an anti-dilutive impact and therefore have been excluded in the calculation of diluted weighted average number of ordinary shares outstanding. These instruments include certain outstanding warrants and share options and could potentially dilute earnings per share in the future.